Future Minimum Lease Payments to be Received (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Schedule of Capital Lease Obligations [Line Items]
2012	$ 33.9
2013	28.9
2014	25.1
2015	21.4
2016	$ 15.6